Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2022
Impairment of Assets [Abstract]
Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income	The following pre-tax impairment reversal was recorded in profit in 2021: Impairment Reversal

(CAD$ in millions)	2022	2021
Carmen de Andacollo CGU	$—	$215
Total	$—	$215

Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses
The following are the key assumptions used in our impairment testing calculations for the years ended December 31, 2022 and 2021:

	2022	2021
Steelmaking coal prices per tonne	Long-term real price in 2027 of US$185	Long-term real price in 2026 of US$150
Copper prices per pound	Long-term real price in 2027 of US$3.60	Long-term real price in 2026 of US$3.30
Post-tax real discount rates - Steelmaking Coal group of CGUs	10.0%	6.0%
Post-tax real discount rate - QB CGU	6.5%	6.0%
Long-term foreign exchange rates	1 U.S. to 1.30 Canadian dollars	1 U.S. to 1.28 Canadian dollars